Segment Report Segment Report (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of entity's operating segments [Abstract]
Segment Report	Segment report continued

	Revenue[1] 30 June			Production cost 30 June			Production profit/(loss) 30 June			Segment assets 30 June			Capital expenditure# 30 June			Kilograms produced* 30 June			Tonnes milled* 30 June
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
	Rand million			Rand million			Rand million			Rand million			Rand million			Kg			000t
South Africa
Underground
Moab Khotsong	9 455	8 108	7 036	5 229	4 638	4 515	4 226	3 470	2 521	8 023	6 017	5 125	2 427	1 330	1 167	6 184	6 599	6 668	753	822	920
Mponeng	16 079	10 577	7 845	7 037	5 795	4 997	9 042	4 782	2 848	6 051	4 438	4 630	2 043	890	704	10 370	8 751	7 449	920	880	884
Tshepong North	4 447	3 877	3 530	3 107	2 827	2 701	1 340	1 050	829	2 553	2 369	2 226	695	559	553	2 900	3 248	3 354	673	726	795
Tshepong South	4 233	3 734	3 607	2 917	2 564	2 395	1 316	1 170	1 212	2 584	2 326	2 043	570	527	514	2 739	3 129	3 431	448	465	506
Doornkop	4 158	4 198	4 384	3 243	3 041	3 009	915	1 157	1 375	4 519	3 924	3 624	914	686	716	2 720	3 470	4 213	742	815	898
Joel	2 484	2 079	2 044	1 876	1 663	1 616	608	416	428	1 437	1 372	1 306	270	235	231	1 634	1 733	1 947	374	401	435
Target 1	2 161	2 262	1 308	2 534	2 352	2 009	(373)	(90)	(701)	2 067	1 951	1 745	491	488	428	1 387	1 859	1 275	391	462	365
Kusasalethu	5 594	4 638	3 621	4 003	3 670	3 343	1 591	968	278	690	520	634	461	226	253	3 629	3 842	3 460	544	584	567
Masimong	2 245	2 137	2 053	1 980	1 852	1 724	265	285	329	62	—	16	111	44	47	1 478	1 780	1 961	424	473	470
Bambanani[2]	—	—	18	—	—	16	—	—	2	—	—	—	—	—	—	—	—	—	—	—	—
Surface
Mine Waste Solutions	4 458	4 016	2 689	2 220	2 047	1 809	2 238	1 969	880	4 563	3 546	2 060	1 061	1 463	932	2 996	3 770	2 804	23 054	22 655	23 067
All other surface operations	7 495	6 463	4 945	3 921	3 694	3 371	3 574	2 769	1 574	1 479	1 268	1 234	334	338	316	4 879	5 296	4 719	18 787	19 676	19 382
Total South Africa	62 809	52 089	43 080	38 067	34 143	31 505	24 742	17 946	11 575	34 028	27 731	24 643	9 377	6 786	5 861	40 916	43 477	41 281	47 110	47 959	48 289
International
Hidden Valley	7 923	6 181	4 440	2 456	2 247	2 036	5 467	3 934	2 404	5 355	5 570	5 766	1 620	1 541	1 737	5 107	5 101	4 370	3 787	3 360	3 846
Total international	7 923	6 181	4 440	2 456	2 247	2 036	5 467	3 934	2 404	5 355	5 570	5 766	1 620	1 541	1 737	5 107	5 101	4 370	3 787	3 360	3 846
Total operations	70 732	58 270	47 520	40 523	36 390	33 541	30 209	21 880	13 979	39 383	33 301	30 409	10 998	8 327	7 598	46 023	48 578	45 651	50 897	51 319	52 135
Reconciliation of segment information to the group income statement and group balance sheet. Refer to note 40.	3 164	3 109	1 755	2 632	2 533	1 325	532	576	430	38 120	27 159	26 831	—	—	—	—	—	—	—	—	—
	73 896	61 379	49 275	43 155	38 923	34 866	30 741	22 456	14 409	77 503	60 460	57 240	10 998	8 327	7 598	46 023	48 578	45 651	50 897	51 319	52 135
#Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu and Eva Copper of R857 million (2024: R71 million) (2023: R41 million).
*Production statistics are unaudited.
[1]Segment revenue consists of revenue from the sale of gold, realised gains or losses of the hedge-accounted gold derivatives and, for Mine Waste Solutions, the non-cash consideration of the streaming arrangement.
[2]The Bambanani operation closed during June 2022. The transactions in FY23 relate to the inventory at 30 June 2022.